INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories [Table Text Block]	Inventories consisted of the following (in millions):

December 31,	2012	2011
Raw materials and packaging	$1,773	$1,680
Finished goods	1,171	1,198
Other	320	214
Total inventories	$3,264	$3,092